SHAREHOLDERS' EQUITY (Schedule of Fair Value of Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Risk-free interest rate, minimum	0.90%	1.20%	1.30%
Risk-free interest rate, maximum	1.30%	1.40%	1.80%
Expected life of options	4 years 7 months 6 days	4 years 9 months	4 years 9 months
Expected annual volatility		47.00%
Expected annual volatility, minimum	47.00%		47.00%
Expected annual volatility, maximum	48.00%		57.00%
Expected dividend yield
Weighted average grant-date fair value	$ 4.20	$ 7.16	$ 3.10